Trade and other receivables - Summary of Aging of Group's Net Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 319	€ 297
Financial Assets Past Due but Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	319	297
Financial Assets Past Due but Not Impaired | Current
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	218	209
Financial Assets Past Due but Not Impaired | Overdue 1 – 30 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	62	51
Financial Assets Past Due but Not Impaired | Overdue 31 - 60 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	26	19
Financial Assets Past Due but Not Impaired | Overdue 60 – 90 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	8	10
Financial Assets Past Due but Not Impaired | Overdue More than 90 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 5	€ 8